Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for the Three and Nine Months Ended September 30, 2020 and 2021 - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenue	$ 337	$ 0	$ 1,013	$ 0
Operating expenses
Research and development	(8,459)	(8,637)	(31,102)	(33,369)
General and administrative	(10,227)	(6,710)	(25,659)	(12,227)
Loss from operations	(18,349)	(15,347)	(55,748)	(45,596)
Foreign exchange gain, net	38	174	82	109
Interest income	27	10	88	102
Interest expense	(20)	(21)	(66)	(63)
Other income	749	0	752	3
Loss before income tax	(17,555)	(15,184)	(54,892)	(45,445)
Income tax expenses	(2,588)	0	(2,588)	0
Net loss	(20,143)	(15,184)	(57,480)	(45,445)
Less: Net loss attributable to noncontrolling interests	(1,773)	(644)	(2,814)	(2,068)
Net loss attributable to BeyondSpring Inc.	$ (18,370)	$ (14,540)	$ (54,666)	$ (43,377)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.47)	$ (0.48)	$ (1.40)	$ (1.51)
Weighted-average shares outstanding
Basic and diluted (in shares)	39,024,892	30,303,093	39,013,526	28,658,215
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment loss	$ (41)	$ (277)	$ (116)	$ (226)
Comprehensive loss	(20,184)	(15,461)	(57,596)	(45,671)
Less: Comprehensive loss attributable to noncontrolling interests	(1,782)	(677)	(2,829)	(2,107)
Comprehensive loss attributable to BeyondSpring Inc.	$ (18,402)	$ (14,784)	$ (54,767)	$ (43,564)